SIGNIFICANT ACCOUNTING POLICIES - Accounting Changes and Recent Pronouncements Issued - ASC 842 - Practical Expedients (Details)	12 Months Ended
Dec. 31, 2019
Leases
Lease, Practical Expedient, Land Easement	true